Acquisitions, Divestiture and Goodwill (Details 2) (USD $)	12 Months Ended	3 Months Ended
	Jan. 03, 2015	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Apr. 02, 2012
Allocation of purchase price:
Goodwill	197,728,000	$ 197,728,000	$ 206,954,000	$ 184,793,000
Minimum
Allocation of purchase price:
Amortization period	3 years
Maximum
Allocation of purchase price:
Amortization period	20 years
Customer lists | Minimum
Allocation of purchase price:
Amortization period	5 years
Customer lists | Maximum
Allocation of purchase price:
Amortization period	10 years
Patents | Minimum
Allocation of purchase price:
Amortization period	3 years
Patents | Maximum
Allocation of purchase price:
Amortization period	20 years
Noncompete agreement
Allocation of purchase price:
Amortization period	6 years
Skagen Designs
Allocation of purchase price:
Goodwill					140,400,000
Goodwill expected to be deductible for tax purposes	133,800,000	133,800,000
Purchase price adjustment		$ 6,000,000
Skagen Designs | Customer lists | Minimum
Allocation of purchase price:
Amortization period	3 years
Skagen Designs | Customer lists | Maximum
Allocation of purchase price:
Amortization period	9 years
Skagen Designs | Patents | Minimum
Allocation of purchase price:
Amortization period	3 years
Skagen Designs | Patents | Maximum
Allocation of purchase price:
Amortization period	9 years
Skagen Designs | Noncompete agreement | Minimum
Allocation of purchase price:
Amortization period	3 years
Skagen Designs | Noncompete agreement | Maximum
Allocation of purchase price:
Amortization period	9 years